Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 28, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.:	333-270997 and 811-23859

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the Ramirez Asset Management Core Bond Fund and the Ramirez Asset Management Money Market Fund, is Post-Effective Amendment No. 2 and Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios